Subsequent Events (Details) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	2 Months Ended	12 Months Ended
	Feb. 08, 2024	Jan. 29, 2024	Feb. 23, 2024	Dec. 31, 2023
R S U Exchange Program [Member]
Subsequent Events [Line Items]
Cancellation and exchange of stock-based compensation (in Dollars)			$ 0.4
Lynx [Member]
Subsequent Events [Line Items]
Shares of common stock	1,000,000
A T M Offering [Member]
Subsequent Events [Line Items]
Issued and sold an additional shares				9,100,000
Net of commissions and offering costs (in Dollars)				$ 14.0
Common Class A [Member] | A T M Offering [Member]
Subsequent Events [Line Items]
Issued and sold an additional shares				8,100,000
Net of commissions and offering costs (in Dollars)				$ 10.7
Common Class A [Member] | Lynx [Member]
Subsequent Events [Line Items]
Registered shares		1,000,000
Common stock, par value (in Dollars per share)		$ 0.0001
Series A Convertible Preferred Stock [Member] | Lynx [Member]
Subsequent Events [Line Items]
Shares sold		1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001